UNCONSOLIDATED AFFILIATES (Notes)	3 Months Ended
Mar. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
UNCONSOLIDATED AFFILIATES
UNCONSOLIDATED AFFILIATES

Equity in Net Earnings from Investments - The following table sets forth our equity in net earnings from ONEOK Partners’ investments for the periods indicated:

	Three Months Ended
	March 31,
	2017	2016
	(Thousands of dollars)
Northern Border Pipeline	$18,817	$18,674
Overland Pass Pipeline Company	13,566	13,304
Other	7,181	936
Equity in net earnings from investments	$39,564	$32,914

Unconsolidated Affiliates Financial Information - The following table sets forth summarized combined financial information of ONEOK Partners’ unconsolidated affiliates for the periods indicated:

	Three Months Ended
	March 31,
	2017	2016
	(Thousands of dollars)
Income Statement
Operating revenues	$154,280	$136,572
Operating expenses	$66,936	$58,699
Net income	$81,131	$72,037

Distributions paid to ONEOK Partners	$46,920	$46,553

ONEOK Partners incurred expenses in transactions with unconsolidated affiliates of $36.7 million and $33.6 million for the three months ended March 31, 2017 and 2016, respectively, primarily related to Overland Pass Pipeline Company and Northern Border Pipeline. Accounts payable to ONEOK Partners’ equity-method investees at March 31, 2017, and December 31, 2016, were $13.1 million and $11.1 million, respectively.

Northern Border Pipeline - The Northern Border Pipeline partnership agreement provides that distributions to Northern Border Pipeline’s partners are to be made on a pro rata basis according to each partner’s percentage interest. The Northern Border Pipeline Management Committee determines the amount and timing of such distributions. Any changes to, or suspension of, the cash distribution policy of Northern Border Pipeline requires the unanimous approval of the Northern Border Pipeline Management Committee. Cash distributions are equal to 100 percent of distributable cash flow as determined from Northern Border Pipeline’s financial statements based upon EBITDA, less interest expense and maintenance capital expenditures. Loans or other advances from Northern Border Pipeline to its partners or affiliates are prohibited under its credit agreement.

Overland Pass Pipeline Company - The Overland Pass Pipeline Company limited liability company agreement provides that distributions to Overland Pass Pipeline Company’s members are to be made on a pro rata basis according to each member’s percentage interest. The Overland Pass Pipeline Company Management Committee determines the amount and timing of such distributions. Any changes to, or suspension of, cash distributions from Overland Pass Pipeline Company requires the unanimous approval of the Overland Pass Pipeline Company Management Committee. Cash distributions are equal to 100 percent of available cash as defined in the limited liability company agreement.

Roadrunner Gas Transmission - The Roadrunner limited liability company agreement provides that distributions to members are made on a pro rata basis according to each member’s ownership interest. As the operator, ONEOK Partners has been delegated the authority to determine such distributions in accordance with, and on the frequency set forth in, the Roadrunner limited liability company agreement. Cash distributions are equal to 100 percent of available cash, as defined in the limited liability company agreement.